Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 9,401	$ 59,994	$ 1,884
Liquefaction Project costs	74,369	73,150	78,753
Other	13,106	4,504	559
Total accrued liabilities	$ 96,876	$ 137,648	$ 81,196